PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

Voya Index Plus SmallCap Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.3%
Communication Services : 3.0%
14,903
ATN International, Inc.
$ 223,098
0.1
30,686
(1)
Bandwidth, Inc. - Class
A
511,536
0.1
2,039
Cable One, Inc.
361,005
0.1
27,402
(1)
Cars.com, Inc.
334,853
0.1
65,343
(1)
Eventbrite, Inc. - Class
A
164,664
0.0
8,069
(1)
EverQuote, Inc. - Class
A
184,538
0.1
14,841  Iridium
Communications, Inc.
259,124
0.1
259,357
(1)
Lumen Technologies,
Inc.
1,587,265
0.4
84,042  National CineMedia,
Inc.
379,029
0.1
9,638  New York Times Co.
- Class A
553,221
0.2
16,796
(1)
QuinStreet, Inc.
259,834
0.1
4,605
(1)
Roku, Inc.
461,099
0.1
157,864
(1)
Taboola.com Ltd.
538,316
0.2
38,992
TEGNA, Inc.
792,707
0.2
37,714  Telephone and Data
Systems, Inc.
1,479,897
0.4
13,564
(1)(2)
Thryv Holdings, Inc.
163,582
0.0
18,946
(1)
Travelzoo
186,239
0.1
54,922
(1)
TripAdvisor, Inc.
893,032
0.2
45,579
(1)
Yelp, Inc.
1,422,065
0.4
10,755,104
3.0
Consumer Discretionary : 13.1%
13,223  Academy Sports &
Outdoors, Inc.
661,414
0.2
19,925
ADT, Inc.
173,547
0.0
18,242
(1)
Adtalem Global
Education, Inc.
2,817,477
0.8
237,230
(1)
American Axle
& Manufacturing
Holdings, Inc.
1,425,752
0.4
43,994  American Eagle
Outfitters, Inc.
752,737
0.2
9,602
(1)
America's Car-Mart,
Inc.
280,474
0.1
1,030
(1)
Asbury Automotive
Group, Inc.
251,784
0.1
7,532  Bath & Body Works,
Inc.
194,024
0.0
5,095
(1)
Boot Barn Holdings,
Inc.
844,343
0.2
47,866
BorgWarner, Inc.
2,104,189
0.6
5,862
(1)
Brinker International,
Inc.
742,598
0.2
18,280
(1)
Caesars
Entertainment, Inc.
494,017
0.1
7,031
(1)
CarMax, Inc.
315,481
0.1
9,677
Carriage Services, Inc.
431,014
0.1
3,056
(1)
Cavco Industries, Inc.
1,774,711
0.5
6,048
(2)
Cheesecake Factory,
Inc.
330,463
0.1
68,087
Dana, Inc.
1,364,464
0.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
13,482  Dine Brands Global,
Inc.
$ 333,275
0.1
4,391
(1)
Dorman Products, Inc.
684,469
0.2
6,203
(1)
Etsy, Inc.
411,817
0.1
65,699
(1)
European Wax Center,
Inc. - Class A
262,139
0.1
1,819
(1)
Five Below, Inc.
281,399
0.1
32,172
(1)
Frontdoor, Inc.
2,164,854
0.6
17,997
(1)
Genius Sports Ltd.
222,803
0.1
9,495
(1)(2)
GigaCloud Technology,
Inc. - Class A
269,658
0.1
38,891
(1)
G-III Apparel Group
Ltd.
1,034,890
0.3
2,019
(1)
Grand Canyon
Education, Inc.
443,211
0.1
504  Group 1 Automotive,
Inc.
220,505
0.1
87,495
(1)
Hanesbrands, Inc.
576,592
0.2
2,926
(2)
Installed Building
Products, Inc.
721,727
0.2
24,074
(2)
International Game
Technology PLC
415,277
0.1
19,602
Kontoor Brands, Inc.
1,563,652
0.4
22,659
(1)
Lindblad Expeditions
Holdings, Inc.
290,035
0.1
16,481
(1)
M/I Homes, Inc.
2,380,516
0.7
1,727
(1)
Modine Manufacturing
Co.
245,510
0.1
14,180  Monarch Casino &
Resort, Inc.
1,500,811
0.4
16,184
(1)
Motorcar Parts of
America, Inc.
267,683
0.1
4,416
Nathan's Famous, Inc.
489,028
0.1
12,812  OneSpaWorld
Holdings Ltd.
270,846
0.1
38,794  Perdoceo Education
Corp.
1,460,982
0.4
16,298
Phinia, Inc.
936,809
0.3
2,853
PVH Corp.
238,996
0.1
1,817
Ralph Lauren Corp.
569,739
0.1
19,911
Rent-A-Center, Inc.
470,497
0.1
11,673
Rocky Brands, Inc.
347,739
0.1
16,856
(1)
Rush Street
Interactive, Inc.
345,211
0.1
116,589
(1)
Sabre Corp.
213,358
0.0
38,891
(1)
Sally Beauty Holdings,
Inc.
633,146
0.2
14,338
(1)
Shake Shack, Inc.
- Class A
1,342,180
0.4
33,846
Shoe Carnival, Inc.
703,658
0.2
3,034  Sonic Automotive, Inc.
- Class A
230,857
0.1
13,864  Standard Motor
Products, Inc.
565,928
0.1
7,705
Steven Madden Ltd.
257,963
0.1
1,860  Strategic Education,
Inc.
159,979
0.0
16,064
(1)
Stride, Inc.
2,392,572
0.7
5,364
Travel + Leisure Co.
319,104
0.1
59,175
(1)
Tri Pointe Homes, Inc.
2,010,175
0.6

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
29,837
(1)
Urban Outfitters, Inc.
$ 2,131,257
0.6
16,845
(1)
Warby Parker, Inc.
- Class A
464,585
0.1
30,239
Wendy's Co.
276,989
0.1
6,049
Weyco Group, Inc.
182,014
0.0
6,307  Wolverine World Wide,
Inc.
173,064
0.0
6,845
(1)
XPEL, Inc.
226,364
0.1
46,662,352
13.1
Consumer Staples : 3.0%
22,960
Andersons, Inc.
914,038
0.3
6,300
(1)
BellRing Brands, Inc.
229,005
0.1
1,597
Cal-Maine Foods, Inc.
150,278
0.0
16,013
(1)
Central Garden & Pet
Co.
522,824
0.1
13,049
(1)
Chefs' Warehouse, Inc.
761,148
0.2
30,102
Dole PLC
404,571
0.1
38,575  Edgewell Personal
Care Co.
785,387
0.2
18,918  Fresh Del Monte
Produce, Inc.
656,833
0.2
6,779
(1)
National Beverage
Corp.
250,281
0.1
13,304
(1)
Nature's Sunshine
Products, Inc.
206,478
0.1
6,531
PriceSmart, Inc.
791,492
0.2
50,533
(1)
Simply Good Foods
Co.
1,254,229
0.3
3,053  Turning Point Brands,
Inc.
301,820
0.1
27,526
(1)
United Natural Foods,
Inc.
1,035,528
0.3
18,782
Universal Corp.
1,049,350
0.3
7,344
(1)
US Foods Holding
Corp.
562,697
0.2
4,420
WD-40 Co.
873,392
0.2
10,749,351
3.0
Energy : 4.3%
9,370
(1)
Antero Resources
Corp.
314,457
0.1
21,147
(1)
Bristow Group, Inc.
762,984
0.2
5,030
Cactus, Inc. - Class A
198,534
0.0
30,904  California Resources
Corp.
1,643,475
0.5
5,873  Core Natural
Resources, Inc.
490,278
0.1
117,315  Crescent Energy Co.
- Class A
1,046,450
0.3
12,571  Excelerate Energy, Inc.
- Class A
316,663
0.1
24,199
(1)
Expro Group Holdings
NV
287,484
0.1
26,516
(1)
Forum Energy
Technologies, Inc.
708,242
0.2
158,949
(1)
Helix Energy Solutions
Group, Inc.
1,042,705
0.3
7,677  International Seaways,
Inc.
353,756
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
74,431
Liberty Energy, Inc.
$ 918,479
0.3
6,961  Northern Oil and Gas,
Inc.
172,633
0.0
23,572
(1)
Oceaneering
International, Inc.
584,114
0.2
18,105
(1)
Par Pacific Holdings,
Inc.
641,279
0.2
239,234  Patterson-UTI Energy,
Inc.
1,239,232
0.3
34,653
Peabody Energy Corp.
918,998
0.3
57,799
(1)
ProPetro Holding Corp.
302,867
0.1
6,064  Riley Exploration
Permian, Inc.
164,395
0.0
3,846
Scorpio Tankers, Inc.
215,568
0.1
61,641
SM Energy Co.
1,539,176
0.4
54,446  World Fuel Services
Corp.
1,412,874
0.4
15,274,643
4.3
Financials : 19.6%
87,663  AG Mortgage
Investment Trust, Inc.
634,680
0.2
26,575  Angel Oak Mortgage
REIT, Inc.
249,008
0.1
36,347  Artisan Partners Asset
Management, Inc.
- Class A
1,577,460
0.4
6,808
(1)
Atlanticus Holdings
Corp.
398,813
0.1
27,633
Banner Corp.
1,809,962
0.5
63,296  Berkshire Hills
Bancorp, Inc.
1,500,748
0.4
193,061  BGC Group, Inc.
- Class A
1,826,357
0.5
22,033
Blue Owl Capital, Inc.
373,019
0.1
17,547  Bread Financial
Holdings, Inc.
978,596
0.3
213,427  Capitol Federal
Financial, Inc.
1,355,261
0.4
40,267  Central Pacific
Financial Corp.
1,221,701
0.3
12,378  Chimera Investment
Corp.
163,637
0.1
7,367
CNB Financial Corp.
178,281
0.1
22,858
(1)
Consumer Portfolio
Services, Inc.
172,578
0.1
15,271
(1)
Customers Bancorp,
Inc.
998,265
0.3
77,796
(2)
Ellington Financial, Inc.
1,009,792
0.3
21,218
Enact Holdings, Inc.
813,498
0.2
22,972
(1)
Encore Capital Group,
Inc.
958,851
0.3
16,411
(1)
Enova International,
Inc.
1,888,742
0.5
5,445
(1)
Euronet Worldwide,
Inc.
478,125
0.1
1,282  Evercore, Inc. - Class
A
432,444
0.1
78,141
(1)
EZCORP, Inc. - Class
A
1,487,805
0.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
107,556  First BanCorp/Puerto
Rico
$ 2,371,610
0.7
15,655
First Financial Bancorp
395,289
0.1
6,361
First Financial Corp.
359,015
0.1
111,033  Franklin BSP Realty
Trust, Inc.
1,205,818
0.3
21,205
Fulton Financial Corp.
395,049
0.1
3,509
Globe Life, Inc.
501,682
0.1
23,140
(1)
Hamilton Insurance
Group Ltd. - Class B
573,872
0.2
12,273  Hancock Whitney
Corp.
768,413
0.2
45,234
Hanmi Financial Corp.
1,116,827
0.3
6,349
HCI Group, Inc.
1,218,564
0.3
51,781  Heritage Commerce
Corp.
514,185
0.1
39,607  Heritage Financial
Corp.
958,093
0.3
10,248
(1)
Heritage Insurance
Holdings, Inc.
258,045
0.1
7,073
(1)
Hippo Holdings, Inc.
255,760
0.1
4,145
Home Bancorp, Inc.
225,177
0.1
22,455
Hope Bancorp, Inc.
241,840
0.1
29,742  Horace Mann
Educators Corp.
1,343,446
0.4
18,766  Independent Bank
Corp. Michigan
581,277
0.2
4,621  Jackson Financial, Inc.
- Class A
467,784
0.1
136,715  KKR Real Estate
Finance Trust, Inc.
1,230,435
0.3
25,880
(1)
LendingClub Corp.
393,117
0.1
10,240
Lincoln National Corp.
412,979
0.1
2,141  MarketAxess Holdings,
Inc.
373,069
0.1
5,284
Mercury General Corp.
447,978
0.1
9,614  Midland States
Bancorp, Inc.
164,784
0.1
2,404
Moelis & Co. - Class A
171,453
0.1
15,510
Mr Cooper Group, Inc.
3,269,353
0.9
63,374
Navient Corp.
833,368
0.2
23,017  New York Mortgage
Trust, Inc.
160,428
0.0
52,485
(1)
NMI Holdings, Inc.
- Class A
2,012,275
0.6
23,489  OceanFirst Financial
Corp.
412,702
0.1
40,261
OFG Bancorp
1,750,951
0.5
8,380  OneMain Holdings,
Inc.
473,135
0.1
25,735
(1)
Oportun Financial
Corp.
158,785
0.0
19,383  Pathward Financial,
Inc.
1,434,536
0.4
183,696
(1)
Payoneer Global, Inc.
1,111,361
0.3
8,007
Piper Sandler Cos.
2,778,349
0.8
10,273  PJT Partners, Inc.
- Class A
1,825,820
0.5
4,284
Popular, Inc.
544,111
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
4,411  Red River Bancshares,
Inc.
$ 285,921
0.1
12,328  Regional Management
Corp.
480,299
0.1
42,207
Rithm Capital Corp.
480,738
0.1
20,218
S&T Bancorp, Inc.
759,995
0.2
10,135
Sierra Bancorp
293,003
0.1
8,484  Simmons First National
Corp. - Class A
162,638
0.0
35,540
(1)
SiriusPoint Ltd.
642,919
0.2
26,629  Southside Bancshares,
Inc.
752,269
0.2
7,065
(1)
StoneX Group, Inc.
713,000
0.2
2,604  Tompkins Financial
Corp.
172,411
0.1
39,670  TPG RE Finance Trust,
Inc.
339,575
0.1
3,669
(1)
Trupanion, Inc.
158,794
0.0
107,248
(2)
Two Harbors
Investment Corp.
1,058,538
0.3
47,553  United Community
Banks, Inc.
1,490,787
0.4
27,841
United Fire Group, Inc.
846,923
0.2
33,659  Universal Insurance
Holdings, Inc.
885,232
0.3
8,564
Unum Group
666,108
0.2
22,302
(1)
Velocity Financial, Inc.
404,558
0.1
15,437  Victory Capital
Holdings, Inc. - Class A
999,700
0.3
5,666  Virtus Investment
Partners, Inc.
1,076,710
0.3
30,553
Westamerica BanCorp
1,527,344
0.4
116,467
(2)
WisdomTree, Inc.
1,618,891
0.5
70,034,711
19.6
Health Care : 10.5%
18,585
(1)
10X Genomics, Inc.
- Class A
217,259
0.1
41,061
(1)
ACADIA
Pharmaceuticals, Inc.
876,242
0.2
13,372
(1)
Adaptive
Biotechnologies Corp.
200,045
0.1
12,236
(1)
Addus HomeCare
Corp.
1,443,726
0.4
51,894
(1)
ADMA Biologics, Inc.
760,766
0.2
53,692
(1)
Alkermes PLC
1,610,760
0.5
19,309
(1)
Alphatec Holdings, Inc.
280,753
0.1
44,024
(1)
Amicus Therapeutics,
Inc.
346,909
0.1
8,316
(1)
AMN Healthcare
Services, Inc.
160,998
0.0
3,532
(1)
ANI Pharmaceuticals,
Inc.
323,531
0.1
7,921
(1)
Apellis
Pharmaceuticals, Inc.
179,252
0.0
17,721
(1)
Arcus Biosciences, Inc.
241,006
0.1
36,762
(1)
Ardent Health
Partners, Inc.
487,096
0.1
38,187
(1)
Arrowhead
Pharmaceuticals, Inc.
1,317,070
0.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
4,879
(1)
AtriCure, Inc.
$ 171,985
0.0
14,289
(1)
Aurinia
Pharmaceuticals, Inc.
157,893
0.0
14,496
(1)
Axogen, Inc.
258,609
0.1
31,259
(1)
BioCryst
Pharmaceuticals, Inc.
237,256
0.1
24,855
(1)
Bioventus, Inc. - Class
A
166,280
0.0
37,923
(1)
Catalyst
Pharmaceuticals, Inc.
747,083
0.2
21,698
CONMED Corp.
1,020,457
0.3
19,107
(1)
Corcept Therapeutics,
Inc.
1,587,983
0.4
6,066
(1)
Doximity, Inc. - Class A
443,728
0.1
12,559
(1)
Electromed, Inc.
308,323
0.1
48,810
Embecta Corp.
688,709
0.2
8,079
(1)
Exelixis, Inc.
333,663
0.1
2,033
(1)
GeneDx Holdings
Corp.
219,035
0.1
5,769
(1)
Glaukos Corp.
470,462
0.1
28,903
(1)
Harmony Biosciences
Holdings, Inc.
796,567
0.2
16,406
HealthStream, Inc.
463,305
0.1
12,803
(1)
Inspire Medical
Systems, Inc.
949,983
0.3
11,085
(1)
Integer Holdings Corp.
1,145,413
0.3
8,538
iRadimed Corp.
607,564
0.2
3,898
(1)
Jazz Pharmaceuticals
PLC
513,756
0.1
7,865
(1)
Kiniksa
Pharmaceuticals
International PLC
305,398
0.1
1,150
(1)
Krystal Biotech, Inc.
203,009
0.1
3,064
(1)
Lantheus Holdings,
Inc.
157,152
0.0
14,475
LeMaitre Vascular, Inc.
1,266,707
0.4
13,221
(1)
LivaNova PLC
692,516
0.2
15,116
(1)
Merit Medical Systems,
Inc.
1,258,105
0.4
85,612
(1)
Myriad Genetics, Inc.
618,975
0.2
5,806  National HealthCare
Corp.
705,487
0.2
5,712
(1)
Omnicell, Inc.
173,930
0.0
31,992
(1)
Owens & Minor, Inc.
153,562
0.0
11,251
(1)
Pacira BioSciences,
Inc.
289,938
0.1
23,616
(1)
Pediatrix Medical
Group, Inc.
395,568
0.1
18,654  Phibro Animal Health
Corp. - Class A
754,741
0.2
21,136
(1)
Phreesia, Inc.
497,119
0.1
19,957
Premier, Inc. - Class A
554,805
0.2
16,637
(1)
Prestige Consumer
Healthcare, Inc.
1,038,149
0.3
26,768
(1)
Privia Health Group,
Inc.
666,523
0.2
5,800
(1)(2)
PROCEPT
BioRobotics Corp.
207,002
0.1
42,056
(1)
Progyny, Inc.
905,045
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
20,080
(1)
Protagonist
Therapeutics, Inc.
$ 1,333,914
0.4
2,851
(1)
RadNet, Inc.
217,275
0.1
13,360
(1)
Sarepta Therapeutics,
Inc.
257,447
0.1
17,655
(1)
SI-BONE, Inc.
259,882
0.1
23,237
(1)
Supernus
Pharmaceuticals, Inc.
1,110,496
0.3
35,745
(1)
Tactile Systems
Technology, Inc.
494,711
0.1
1,397
Teleflex, Inc.
170,937
0.0
36,288
(1)
TG Therapeutics, Inc.
1,310,904
0.4
4,667
(1)
TransMedics Group,
Inc.
523,637
0.1
26,284
(1)
Varex Imaging Corp.
325,922
0.1
10,701
(1)
Veracyte, Inc.
367,365
0.1
15,143
(1)
Vericel Corp.
476,550
0.1
37,426,238
10.5
Industrials : 17.6%
2,764
(1)
AAR Corp.
247,848
0.1
1,789
Acuity Brands, Inc.
616,114
0.2
25,463
Air Lease Corp.
1,620,720
0.5
18,879  Albany International
Corp. - Class A
1,006,251
0.3
10,601
(1)
Allegiant Travel Co.
644,223
0.2
9,785
Allient, Inc.
437,879
0.1
25,113  Alta Equipment Group,
Inc.
181,818
0.0
6,578
(1)
American
Superconductor Corp.
390,667
0.1
18,019  Apogee Enterprises,
Inc.
785,088
0.2
1,510  Applied Industrial
Technologies, Inc.
394,186
0.1
4,844
ArcBest Corp.
338,450
0.1
9,931
Arcosa, Inc.
930,634
0.3
3,582  Armstrong World
Industries, Inc.
702,108
0.2
32,442
(1)(2)
Array Technologies,
Inc.
264,402
0.1
7,017
(1)
Bowman Consulting
Group Ltd.
297,240
0.1
3,212
Brady Corp. - Class A
250,632
0.1
4,942
Cadre Holdings, Inc.
180,432
0.0
6,330
(1)
Cimpress PLC
399,043
0.1
25,263  Concrete Pumping
Holdings, Inc.
178,104
0.0
11,134
(1)
CoreCivic, Inc.
226,577
0.1
19,463  CSG Systems
International, Inc.
1,253,028
0.3
6,562
CSW Industrials, Inc.
1,592,926
0.4
65,573
Deluxe Corp.
1,269,493
0.4
5,042
(1)
DXP Enterprises, Inc.
600,351
0.2
1,423
(1)
Dycom Industries, Inc.
415,174
0.1
10,721
EnPro Industries, Inc.
2,422,946
0.7
7,613  ESCO Technologies,
Inc.
1,607,180
0.4
5,619
Federal Signal Corp.
668,605
0.2
3,280
Flowserve Corp.
174,299
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
12,069
(1)
Franklin Covey Co.
$ 234,259
0.1
24,086  Franklin Electric Co.,
Inc.
2,292,987
0.6
72,900
(1)
Gates Industrial Corp.
PLC
1,809,378
0.5
5,201
(1)
Gibraltar Industries,
Inc.
326,623
0.1
21,764  Granite Construction,
Inc.
2,386,423
0.7
2,506
Griffon Corp.
190,832
0.1
21,660  Heidrick & Struggles
International, Inc.
1,078,018
0.3
38,552
Hillenbrand, Inc.
1,042,446
0.3
3,415
HNI Corp.
159,993
0.0
52,366
(1)
Hudson Technologies,
Inc.
519,994
0.1
14,440
(1)
IBEX Holdings Ltd.
585,109
0.2
40,630
Interface, Inc.
1,175,832
0.3
6,182  John Bean
Technologies Corp.
868,262
0.2
63,803
Kennametal, Inc.
1,335,397
0.4
5,950
(1)
Kirby Corp.
496,528
0.1
51,015
(1)
Legalzoom.com, Inc.
529,536
0.1
6,589
(1)
Liquidity Services, Inc.
180,736
0.0
37,443
(1)
Lyft, Inc. - Class A
824,120
0.2
23,944
Marten Transport Ltd.
255,243
0.1
32,976
(1)
Matrix Service Co.
431,326
0.1
22,670
(1)
Mercury Systems, Inc.
1,754,658
0.5
20,560
(1)
Mistras Group, Inc.
202,310
0.1
1,134
Moog, Inc. - Class A
235,498
0.1
47,944  Mueller Water
Products, Inc. - Class A
1,223,531
0.3
1,487
(1)
MYR Group, Inc.
309,341
0.1
3,915
(1)
Nextracker, Inc. - Class
A
289,671
0.1
93,415
(1)
NOW, Inc.
1,424,579
0.4
25,269
(1)
Proto Labs, Inc.
1,264,208
0.4
53,689
(1)
Resideo Technologies,
Inc.
2,318,291
0.6
4,805  Robert Half
International, Inc.
163,274
0.0
29,357  Schneider National,
Inc. - Class B
621,194
0.2
17,607
(1)
SkyWest, Inc.
1,771,616
0.5
15,839
(1)
SPX Technologies, Inc.
2,958,408
0.8
10,112
(1)
Sterling Infrastructure,
Inc.
3,434,844
1.0
33,913
(1)
Sun Country Airlines
Holdings, Inc.
400,513
0.1
25,534
(1)
Sunrun, Inc.
441,483
0.1
15,668
Tennant Co.
1,270,048
0.4
10,450
(1)
Thermon Group
Holdings, Inc.
279,224
0.1
2,268  UL Solutions, Inc.
- Class A
160,710
0.0
9,808
UniFirst Corp.
1,639,800
0.5
12,446
(1)
Vicor Corp.
618,815
0.2
24,752
Virco Mfg. Corp.
191,828
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
1,982  Watts Water
Technologies, Inc.
- Class A
$ 553,533
0.2
8,939  WillScot Mobile Mini
Holdings Corp.
188,702
0.1
48,223  Zurn Elkay Water
Solutions Corp.
2,267,928
0.6
62,803,467
17.6
Information Technology : 14.8%
38,344
A10 Networks, Inc.
695,944
0.2
41,053
(1)
ACI Worldwide, Inc.
2,166,367
0.6
35,128
Adeia, Inc.
590,150
0.2
28,250
(1)
ADTRAN Holdings,
Inc.
264,985
0.1
4,907  Advanced Energy
Industries, Inc.
834,877
0.2
5,376
(1)
Agilysys, Inc.
565,824
0.2
24,564
(1)
Alarm.com Holdings,
Inc.
1,303,857
0.4
5,927
(1)
Appian Corp. - Class A
181,188
0.1
72,503
(1)
Arlo Technologies, Inc.
1,228,926
0.3
22,725
(1)
AvePoint, Inc.
341,102
0.1
8,876
(1)
Axcelis Technologies,
Inc.
866,653
0.2
2,390
Badger Meter, Inc.
426,806
0.1
22,193  Benchmark
Electronics, Inc.
855,540
0.2
24,258
(1)
Calix, Inc.
1,488,714
0.4
48,853
(1)
CEVA, Inc.
1,290,208
0.4
70,006
(1)
Cleanspark, Inc.
1,015,087
0.3
17,947  Clear Secure, Inc.
- Class A
599,071
0.2
60,271
(1)
Cohu, Inc.
1,225,309
0.3
4,760
(1)
Credo Technology
Group Holding Ltd.
693,104
0.2
20,478
(1)
Digi International, Inc.
746,628
0.2
41,754
(1)
DoubleVerify Holdings,
Inc.
500,213
0.1
111,842
(1)
DXC Technology Co.
1,524,406
0.4
2,068
(1)
Elastic NV
174,725
0.1
4,747
(1)
Enphase Energy, Inc.
167,996
0.0
22,391
ePlus, Inc.
1,589,985
0.4
62,073
(1)
Extreme Networks, Inc.
1,281,807
0.4
101,658
(1)
Harmonic, Inc.
1,034,878
0.3
5,736
(1)
Impinj, Inc.
1,036,782
0.3
8,095
(1)
Intapp, Inc.
331,086
0.1
2,619
(2)
InterDigital, Inc.
904,157
0.3
15,347
(1)
Itron, Inc.
1,911,622
0.5
11,585
(1)
Kyndryl Holdings, Inc.
347,898
0.1
47,483
(1)
LiveRamp Holdings,
Inc.
1,288,689
0.4
89,789
(1)(2)
Marathon Digital
Holdings, Inc.
1,639,547
0.5
48,334
(1)
NetScout Systems,
Inc.
1,248,467
0.4
42,951
(1)
Ooma, Inc.
514,983
0.1
5,953
(1)
OSI Systems, Inc.
1,483,726
0.4
5,691
(1)
Pagaya Technologies
Ltd. - Class A
168,966
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
20,627
(1)
PagerDuty, Inc.
$ 340,758
0.1
14,533
PC Connection, Inc.
900,901
0.3
45,843
(1)
PDF Solutions, Inc.
1,183,666
0.3
31,919
(1)
Penguin Solutions, Inc.
838,831
0.2
27,720
(1)
Photronics, Inc.
636,174
0.2
12,072
(1)
Q2 Holdings, Inc.
873,892
0.2
6,493
(1)
Qorvo, Inc.
591,382
0.2
3,547
Ralliant Corp.
155,110
0.0
8,485
(1)
Rambus, Inc.
884,137
0.2
128,251
(1)
Ribbon
Communications, Inc.
487,354
0.1
33,653
(1)
Sandisk Corp.
3,775,867
1.1
2,567
(1)
Sanmina Corp.
295,487
0.1
30,676
(1)
ScanSource, Inc.
1,349,437
0.4
42,443
(1)
SEMrush Holdings,
Inc. - Class A
300,496
0.1
10,666
(1)
Semtech Corp.
762,086
0.2
1,109
(1)
SiTime Corp.
334,153
0.1
2,254
(1)
SPS Commerce, Inc.
234,732
0.1
3,229
(1)
TTM Technologies, Inc.
185,990
0.1
36,842
(1)
Unisys Corp.
143,684
0.0
43,739
(1)
Veeco Instruments,
Inc.
1,330,978
0.4
21,181
(1)
Viasat, Inc.
620,603
0.2
32,862
(1)
Viavi Solutions, Inc.
417,019
0.1
54,350  Vishay Intertechnology,
Inc.
831,555
0.2
58,496
(1)
Weave
Communications, Inc.
390,753
0.1
122,231
(2)
Xerox Holdings Corp.
459,589
0.1
52,854,907
14.8
Materials : 5.0%
37,859
AdvanSix, Inc.
733,707
0.2
5,288
(1)
Alpha Metallurgical
Resources, Inc.
867,708
0.2
2,949
Balchem Corp.
442,527
0.1
3,582
Celanese Corp.
150,731
0.0
94,728
Element Solutions, Inc.
2,384,304
0.7
5,310
(2)
FMC Corp.
178,575
0.1
16,168
HB Fuller Co.
958,439
0.3
94,486
Hecla Mining Co.
1,143,281
0.3
17,252
Innospec, Inc.
1,331,164
0.4
13,111
Kaiser Aluminum Corp.
1,011,645
0.3
26,291
Koppers Holdings, Inc.
736,148
0.2
5,657
Materion Corp.
683,422
0.2
40,659
Mativ Holdings, Inc.
459,853
0.1
23,772  Minerals Technologies,
Inc.
1,476,717
0.4
96,087
(1)
O-I Glass, Inc.
1,246,248
0.4
5,222
Olympic Steel, Inc.
159,010
0.0
9,044  Quaker Chemical
Corp.
1,191,547
0.3
1,085
Royal Gold, Inc.
217,629
0.1
14,458
Ryerson Holding Corp.
330,510
0.1
130,437
SunCoke Energy, Inc.
1,064,366
0.3
3,867
Sylvamo Corp.
170,999
0.1
46,169
(1)
TimkenSteel Corp.
763,174
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
38,162
Tronox Holdings PLC
$ 153,411
0.0
17,855,115
5.0
Real Estate : 6.3%
12,328
Acadia Realty Trust
248,409
0.1
89,243  Alexander & Baldwin,
Inc.
1,623,330
0.5
34,946  American Assets Trust,
Inc.
710,103
0.2
128,941  Apple Hospitality REIT,
Inc.
1,548,581
0.4
29,856  Brixmor Property
Group, Inc.
826,414
0.2
7,596
CareTrust REIT, Inc.
263,429
0.1
26,322  CBL & Associates
Properties, Inc.
804,927
0.2
96,893  Chatham Lodging
Trust
650,152
0.2
34,254
(1)
Compass, Inc. - Class
A
275,060
0.1
139,767
(1)
Cushman & Wakefield
PLC
2,225,091
0.6
125,753  DiamondRock
Hospitality Co.
1,000,994
0.3
7,315  Essential Properties
Realty Trust, Inc.
217,694
0.1
16,018
(2)
eXp World Holdings,
Inc.
170,752
0.0
2,575
(1)
Jones Lang LaSalle,
Inc.
768,071
0.2
75,822
Outfront Media, Inc.
1,389,059
0.4
111,695  Pebblebrook Hotel
Trust
1,272,206
0.4
65,188  Phillips Edison & Co.,
Inc.
2,237,904
0.6
36,632
(1)
RE/MAX Holdings, Inc.
- Class A
345,440
0.1
6,665  Ryman Hospitality
Properties, Inc.
597,117
0.2
30,121  Sabra Health Care
REIT, Inc.
561,455
0.2
16,491
Saul Centers, Inc.
525,568
0.1
156,228  Summit Hotel
Properties, Inc.
857,692
0.2
38,491  Tanger Factory Outlet
Centers, Inc.
1,302,536
0.4
3,224
Terreno Realty Corp.
182,962
0.0
69,789
Whitestone REIT
857,009
0.2
73,799  Xenia Hotels &
Resorts, Inc.
1,012,522
0.3
22,474,477
6.3
Utilities : 2.1%
48,904
Avista Corp.
1,849,060
0.5
8,937
Black Hills Corp.
550,430
0.1
9,011  Chesapeake Utilities
Corp.
1,213,692
0.3
3,208
National Fuel Gas Co.
296,323
0.1
39,891  Northwest Natural
Holding Co.
1,792,303
0.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
2,368
Otter Tail Corp.
$ 194,105
0.1
15,266
SJW Group
743,454
0.2
19,177
Unitil Corp.
917,811
0.3
7,557,178
2.1
Total Common Stock
(Cost $327,905,480)
354,447,543
99.3
RIGHTS : —%
Health Care : —%
7,651
(3)(4)
Aduro Biotech - CVR
—
—
Total Rights
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $327,905,480)
354,447,543
99.3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.7%
Repurchase Agreements : 1.7%
1,584,892
(5)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $1,585,075,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$1,616,609, due
08/27/27-09/01/55)
1,584,892
0.5
1,344,215
(5)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.220%,
due 10/01/2025
(Repurchase
Amount $1,344,370,
collateralized
by various U.S.
Government Agency
Obligations, 1.923%-
6.500%, Market Value
plus accrued interest
$1,371,099, due
08/01/32-06/01/64)
1,344,215
0.4
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
66,983
(5)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase Amount
$66,991, collateralized
by various U.S.
Government
Securities, 0.000%-
4.000%, Market
Value plus accrued
interest $68,323, due
07/15/26-08/15/54)
$ 66,983
0.0
126,192
(5)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase
Amount $126,207,
collateralized
by various U.S.
Government
Securities, 4.125%-
4.500%, Market
Value plus accrued
interest $128,716, due
12/31/31-05/31/32)
126,192
0.0
174,470
(5)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $174,490,
collateralized
by various U.S.
Government
Securities, 0.000%-
6.625%, Market
Value plus accrued
interest $177,959, due
11/18/25-08/15/55)
174,470
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
56,155
(5)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$56,161, collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $57,278, due
10/23/25-08/15/55)
$ 56,155
0.0
1,559,006
(5)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
09/30/2025, 4.290%,
due 10/01/2025
(Repurchase
Amount $1,559,189,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$1,587,269, due
10/15/26-02/15/54)
1,559,006
0.4
1,042,893
(5)
TD Securities (USA)
LLC, Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $1,043,013,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
6.500%, Market Value
plus accrued interest
$1,063,751, due
08/01/42-09/01/55)
1,042,893
0.3
Total Repurchase
Agreements
(Cost $5,954,806)
5,954,806
1.7
Time Deposits : 0.3%
160,000
(5)
Canadian Imperial
Bank of Commerce,
4.090
%,
10/01/2025 160,000
0.0
150,000
(5)
DZ Bank AG,
4.080
%,
10/01/2025 150,000
0.0
150,000
(5)
HSBC Bank PLC,
4.130
%,
10/01/2025 150,000
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
160,000
(5)
Landesbank
Hessen Thueringen
Girozentrale,
4.100
%,
10/01/2025 $ 160,000
0.0
160,000
(5)
Mizuho Bank Ltd.,
4.100
%,
10/01/2025 160,000
0.1
160,000
(5)
Royal Bank of Canada,
4.140
%,
10/01/2025 160,000
0.1
160,000
(5)
Societe Generale S.A.,
4.090
%,
10/01/2025 160,000
0.1
Total Time Deposits
(Cost $1,100,000)
1,100,000
0.3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.7%
2,663,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $2,663,000) $ 2,663,000 0.7
Total Short-Term
Investments
(Cost $9,717,806)
9,717,806
2.7
Total Investments in
Securities
(Cost $337,623,286) $ 364,165,349 102.0
Liabilities in Excess
of Other Assets (7,087,283) (2.0)
Net Assets $ 357,078,066 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock* $ 354,447,543 $ — $ — $ 354,447,543
Short-Term Investments 2,663,000 7,054,806 — 9,717,806
Total Investments, at fair value $ 357,110,543 $ 7,054,806 $ — $ 364,165,349
Other Financial Instruments+
Futures 47,323 — — 47,323
Total Assets $ 357,157,866 $ 7,054,806 $ — $ 364,212,672
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2025, Voya Index Plus SmallCap Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Aduro Biotech - CVR 10/6/2020 $ — $ —
$ — $ —
At September 30, 2025, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
E-mini Russell 2000 Index 19 12/19/25 $ 2,332,725 $ 47,323
$ 2,332,725 $ 47,323
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 49,800,184
Gross Unrealized Depreciation (23,258,121)
Net Unrealized Appreciation $ 26,542,063